OTHER INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income (Loss) [Abstract]
Interest and other investment income	$ 137	$ 101	$ 87
Gain on regulatory and contract settlement	0	0	22
Gain on disposition	0	324	72
Other	57	4	403
Other income, net	$ 194	$ 429	584
Gain on bargain purchase			$ 370